SCHEDULE OF INVESTMENTS September 30, 2019 Unaudited

	Shares	Value		Shares	Value
Common Stocks—99.5%			Real Estate Investment Trusts (REITs) (Continued)
Consumer Discretionary—15.7%			National Storage Affiliates Trust	481,070	$ 16,053,306
Auto Components—3.2%					66,112,826
Dorman Products, Inc.[1]	140,670	$ 11,188,892	Thrifts & Mortgage Finance—3.1%
Visteon Corp.[1]	221,170	18,255,372	OceanFirst Financial Corp.	357,003	8,425,271
		29,444,264	WSFS Financial Corp.	448,639	19,784,980
Diversified Consumer Services—0.8%					28,210,251
Houghton Mifflin Harcourt Co.1	1,450,490	7,731,112	Health Care—11.0%
Entertainment—2.4%			Biotechnology—2.9%
Zynga, Inc. , Cl. A1	3,813,067	22,192,050	Emergent BioSolutions, Inc.[1]	186,690	9,760,153
Hotels, Restaurants & Leisure—4.2%			G1 Therapeutics, Inc.[1]	60,350	1,374,773
Jack in the Box, Inc.	153,190	13,958,673	Repligen Corp.[1]	153,940	11,805,659
Texas Roadhouse, Inc. , Cl. A	257,540	13,526,001	uniQure NV1	83,150	3,272,784
Wendy's Co. (The)	539,320	10,775,613			26,213,369
		38,260,287	Health Care Equipment & Supplies—2.0%
Household Durables—1.2%			AtriCure, Inc.[1]	186,050	4,640,087
TopBuild Corp.[1]	112,780	10,875,375	CryoPort, Inc.[1]	227,960	3,728,286
			Quidel Corp.[1]	148,390	9,103,726
Internet & Catalog Retail—0.9%			Senseonics Holdings, Inc.[1]	1,060,629	1,048,432
Etsy, Inc.[1]	143,470	8,106,055			18,520,531
Specialty Retail—3.0%			Health Care Providers & Services—2.7%
AutoNation, Inc.[1]	234,040	11,865,828	Addus HomeCare Corp.[1]	115,432	9,151,449
Monro, Inc.	196,570	15,530,996	LHC Group, Inc.[1]	140,550	15,960,858
		27,396,824			25,112,307
Consumer Staples—2.9%			Health Care Technology—2.4%
Food & Staples Retailing—1.5%			Inspire Medical Systems, Inc.[1]	162,133	9,893,356
BJ's Wholesale Club Holdings, Inc.[1]	538,180	13,922,717	Teladoc Health, Inc.[1]	171,990	11,647,163
Household Products—1.4%					21,540,519
Energizer Holdings, Inc.	294,810	12,847,820	Life Sciences Tools & Services—0.2%
Energy—3.5%			Adaptive Biotechnologies Corp.[1]	51,176	1,581,338
Oil, Gas & Consumable Fuels—3.5%			Pharmaceuticals—0.8%
Matador Resources Co.[1]	952,993	15,752,974	Intersect ENT, Inc.[1]	219,850	3,739,648
Noble Midstream Partners LP	246,821	5,953,323	TherapeuticsMD, Inc.[1]	1,041,130	3,779,302
Range Resources Corp.	597,970	2,284,245			7,518,950
Renewable Energy Group, Inc.[1]	521,899	7,831,095
		31,821,637	Industrials—17.8%
			Airlines—0.9%
Financials—22.9%			Spirit Airlines, Inc.[1]	233,610	8,480,043
Capital Markets—2.7%
Federated Investors, Inc. , Cl. B	228,640	7,410,223	Building Products—1.4%
Focus Financial Partners, Inc. , Cl. A1	141,270	3,362,226	Masonite International Corp.[1]	216,431	12,552,998
Stifel Financial Corp.	243,090	13,948,504	Commercial Services & Supplies—2.0%
		24,720,953	ACCO Brands Corp.	1,291,497	12,747,075
Commercial Banks—7.4%			Advanced Disposal Services, Inc.[1]	168,977	5,503,581
Bank of NT Butterfield & Son Ltd. (The)	331,720	9,832,181			18,250,656
BankUnited, Inc.	143,275	4,816,905	Construction & Engineering—0.4%
Berkshire Hills Bancorp, Inc.	251,890	7,377,858	Comfort Systems USA, Inc.	89,724	3,968,493
Cathay General Bancorp	177,710	6,172,757	Electrical Equipment—2.8%
CrossFirst Bankshares, Inc.[1]	156,270	2,235,442	Atkore International Group, Inc.[1]	300,210	9,111,374
Customers Bancorp, Inc.[1]	246,820	5,119,047	Generac Holdings, Inc.[1]	208,954	16,369,456
Heritage Financial Corp.	266,960	7,197,241			25,480,830
IBERIABANK Corp.	154,300	11,655,822
Pacific Premier Bancorp, Inc.	190,840	5,952,300	Machinery—5.1%
Sterling Bancorp	347,960	6,980,078	EnPro Industries, Inc.	131,560	9,031,594
		67,339,631	Evoqua Water Technologies Corp.[1]	742,010	12,629,010
			Greenbrier Cos. , Inc. (The)	163,190	4,915,283
Insurance—2.5%			Manitowoc Co. , Inc. (The)[1]	78,874	985,925
James River Group Holdings Ltd.	149,772	7,674,317	Navistar International Corp.[1]	218,290	6,136,132
ProAssurance Corp.	254,220	10,237,440	Rexnord Corp.[1]	477,100	12,905,555
ProSight Global, Inc.[1]	249,790	4,835,934			46,603,499
		22,747,691
			Professional Services—4.2%
Real Estate Investment Trusts (REITs)—7.2%			ASGN, Inc.[1]	315,236	19,815,735
Brandywine Realty Trust	871,490	13,203,073	Korn Ferry	480,035	18,548,552
DiamondRock Hospitality Co.	938,210	9,616,653			38,364,287
EPR Properties	121,740	9,356,936
Four Corners Property Trust, Inc.	632,350	17,882,858

1 INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUN

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value		Shares	Value
Road & Rail—1.0%			Metals & Mining—4.1%
Genesee & Wyoming, Inc. , Cl. A 1	86,740	$ 9,585,637	Allegheny Technologies, Inc.[1]	463,428	$9,384,417
Information Technology—15.0%			Compass Minerals International, Inc.	173,600	9,806,664
IT Services—4.9%			Kaiser Aluminum Corp.	149,209	14,767,215
CACI International, Inc. , Cl. A1	88,639	20,498,655	Mayville Engineering Co. , Inc.[1]	288,780	3,809,008
KBR, Inc.	494,521	12,135,545			37,767,304
Perspecta, Inc.	468,154	12,228,183	Utilities—5.1%
		44,862,383	Gas Utilities—3.5%
Semiconductors & Semiconductor Equipment—4.6%			South Jersey Industries, Inc.	483,490	15,911,656
Brooks Automation, Inc.	330,750	12,247,673	Suburban Propane Partners LP	688,605	16,271,736
MKS Instruments, Inc.	192,930	17,803,580			32,183,392
Semtech Corp.[1]	257,110	12,498,117	Multi-Utilities—1.6%
		42,549,370	Avista Corp.	298,910	14,479,200
Software—5.5%			Total Common Stocks (Cost $748,405,764)		911,994,980
Bottomline Technologies DE, Inc.[1]	165,590	6,515,966
Envestnet, Inc.[1]	126,120	7,151,004	Investment Company—0.4%
j2 Global, Inc.	207,583	18,852,688	Invesco Government & Agency Portfolio,
Paylocity Holding Corp.[1]	78,050	7,616,119	Institutional Class, 1.83%[2] (Cost $3,884,481)	3,884,481	3,884,527
Q2 Holdings, Inc.[1]	131,880	10,401,376	Total Investments, at Value (Cost
		50,537,153	$752,290,245)	99.9%	915,879,507
Materials—5.6%			Net Other Assets (Liabilities)	0.1	708,833
Construction Materials—1.5%			Net Assets	100.0%	$916,588,340
Summit Materials, Inc. , Cl. A1	635,731	14,113,228

Footnotes to Schedule of Investments
1. Non-income producing security.
2. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the 7-day SEC standardized yield as of September 30, 2019.

2 INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND

NOTES TO SCHEDULE OF INVESTMENTS September 30, 2019 Unaudited

Note 1-Additional Valuation Information
As of September 30, 2019, all of the securities in this Fund were valued on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

3 INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND